Consolidated Balance Sheets (Unaudited) - USD ($)	Nov. 30, 2021	Aug. 31, 2021
Current assets:
Cash and cash equivalents	$ 786,414	$ 1,386,472
Prepaid expenses and other receivables	178,172	204,375
Total current assets	964,586	1,590,847
Available for sale Investment	564,007	845,218
Equipment, net	591,586	642,896
Total assets	2,120,179	3,078,961
Current liabilities:
Accounts payable and accrued liabilities	200,449	177,505
Convertible loan	1,068,664	871,896
Due to a related party	223,645	223,645
Total current liabilities	1,492,758	1,273,046
Stockholders' equity (deficit):
Preferred stock, $.0001 par value, 100,000,000 shares authorized, no shares issued and outstanding	0	0
Common stock, $.0001 par value, 900,000,000 shares authorized, 148,661,247 shares issued and outstanding at November 30, 2021 And outstanding at August 31, 2021	14,475	14,475
Additional paid-in capital	17,489,100	17,063,363
Issuance of warrants	3,459,510	3,459,510
Other comprehensive loss	(2,186,926)	(1,905,715)
Accumulated deficit	(18,148,738)	(16,825,718)
Total stockholders' equity (deficit)	627,421	1,805,914
Total liabilities and stockholders' equity	$ 2,120,179	$ 3,078,961